INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Stockpiled ore	$ 6,613	$ 22,998
In-process ore	4,188	4,014
Materials and supplies	23,659	22,677
Finished goods	736	964
Inventories	35,196	50,653
Cost of inventories expensed during period	209,400	209,200
Inventory net realizable value adjustment and write-off	2,800	3,500
Wassa
Disclosure of detailed information about property, plant and equipment [line items]
Inventory net realizable value adjustment and write-off	$ 2,800	$ 0